Trade and Other Receivables - Reconciliation of Changes in Allowance Account for Credit Losses (Detail) - Trade receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Amounts at beginning of year	$ (3)	$ (100)
(Reversal)/ Allowance for expected credit losses (Note 7)	(406)	22
Disposal		67
Foreign exchange differences	3	8
Amounts at end of the year	$ (406)	$ (3)